Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements

The following tables set out the funded status majorly of the Indian gratuity plans and the amounts recognized in the Group’s financial statements as of March 31, 2022, and March 31, 2021:

	(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Change in benefit obligations
Benefit obligations at the beginning	222	185
Service cost	29	28
Interest expense	12	12
Remeasurements - Actuarial losses / (gains)	11	4
Transfer of obligation	—	—
Benefits paid	(39)	(14)
Translation differences	(8)	7
Benefit obligations at the end	227	222
Change in plan assets
Fair value of plan assets at the beginning	220	201
Interest Income	13	13
Remeasurements – Returns on plan assets excluding amounts included in interest income	3	2
Contributions	36	10
Benefits paid	(38)	(13)
Translation differences	(8)	7
Fair value of plan assets at the end	226	220
Funded status - Prepaid defined benefit plan asset / (Accrued defined benefit plan liability)	(1)	(2)

The following tables set out the funded status of the defined benefit provident fund plan of Infosys Limited and the amounts recognized in the Group's financial statements as at March 31, 2022, and March 31, 2021:

		(Dollars in millions)
	As at
	March 31, 2022	March 31, 2021
Change in benefit obligations
Benefit obligations at the beginning	1,133	973
Service cost	88	57
Employee contribution	155	110
Interest expense	69	82
Actuarial (gains) / loss	16	(4)
Benefits paid	(191)	(121)
Translation differences	(42)	36
Benefit obligations at the end	1,228	1,133
Change in plan assets
Fair value of plan assets at the beginning	1,113	940
Interest income	68	80
Remeasurements- Return on plan assets excluding amounts included in interest income	2	17
Contributions (employer and employee)	244	162
Benefits paid	(191)	(121)
Translation differences	(41)	35
Fair value of plan assets at the end	1,195	1,113
Accrued defined benefit plan liability	(33)	(20)

Summary of Defined Benefit Plan

Amount for fiscal 2022, 2021 and 2020 recognized in net profit in the statement of comprehensive income comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Service cost	29	28	25
Net interest on the net defined benefit liability / asset	(1)	(1)	(1)
Net gratuity cost	28	27	24

Amount for fiscal 2022, 2021 and 2020 recognized in statement of other comprehensive income:

	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	11	4	(11)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(3)	(2)	(2)
Total	8	2	(13)
	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
(Gain) / loss from change in demographic assumptions	—	—	—
(Gain) / loss from change in financial assumptions	(6)	2	(8)
(Gain) / loss from change in experience adjustments	17	2	(3)
	11	4	(11)

The gratuity cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Cost of sales	25	24	21
Selling and marketing expenses	2	2	2
Administrative expenses	1	1	1
	28	27	24

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Cost of sales	44	31	30
Selling and marketing expenses	3	3	3
Administrative expenses	2	1	1
	49	35	34

Amount for fiscal 2022, 2021 and 2020 recognized in net profit in the statement of comprehensive income comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Service cost	88	57	57
Net interest on the net defined benefit liability / asset	1	2	—
Net provident fund cost	89	59	57

Amount for fiscal 2022, 2021 and 2020 recognized in the consolidated statement of other comprehensive income:

		(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Remeasurements of the net defined benefit liability/ (asset)
Actuarial (gains) / losses	16	(4)	30
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability/(asset)	(2)	(17)	5
	14	(21)	35

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Cost of sales	106	80	80
Selling and marketing expenses	8	7	7
Administrative expenses	4	3	3
	118	90	90
Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Salaries and bonus (1)	8,383	7,322	7,020
Defined contribution plans	64	48	48
Defined benefit plans	138	123	100
	8,585	7,493	7,168

(1)	Includes stock compensation expense of $56 million, $45 million and $34 million for fiscal 2022, 2021 and 2020, respectively. (Refer to Note 2.17)

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Cost of sales	7,714	6,671	6,406
Selling and marketing expenses	572	548	510
Administrative expenses	299	274	252
	8,585	7,493	7,168

Summary of Weighted-Average Assumptions

The weighted-average assumptions used to determine benefit obligations as of March 31, 2022 and March 31, 2021 are set out below:

	As of
	March 31, 2022	March 31, 2021
Discount rate	6.5%	6.1%
Weighted average rate of increase in compensation levels	6.0%	6.0%
Weighted average duration of defined benefit obligation	5.9 years	5.9 years

The weighted-average assumptions used to determine net periodic benefit cost for fiscal 2022, 2021 and 2020 are set out below:

	Year ended March 31,
	2022	2021	2020
Discount rate for the year	6.1%	6.2%	7.1%
Weighted average rate of increase in compensation levels	6.0%	6.0%	8.0%
Discount rate

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.

Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2022	March 31, 2021
Government of India (GOI) bond yield (1)	6.50%	6.10%
Expected rate of return on plan assets	7.70%	8.00%
Remaining term to maturity of portfolio	6 years	6 years
Expected guaranteed interest rate	8.10%	8.50%

(1)

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post-employment benefit obligations.

Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

(Dollars in millions)
Impact from one percentage point increase / decrease in	As at March 31, 2022
Discount rate	11
Weighted average rate of increase in compensation levels	10

Summary of Maturity Profile of Defined Benefit Obligation	Maturity profile of defined benefit obligation:
(Dollars in millions)
Within 1 year	35
1 - 2 year	35
2 - 3 year	37
3 - 4 year	38
4 - 5 year	43
5 - 10 years	224

Summary of Various Categories of Plan Assets

The breakup of the plan assets into various categories as at March 31, 2022, and March 31, 2021, are as follows:

	As of
	March 31, 2022	March 31, 2021
Central and State Government bonds	57%	54%
Public sector undertakings and Private sector bonds	37%	40%
Others	6%	6%

The asset allocation for plan assets is determined based on investment criteria prescribed under the relevant regulations.